Loans and Allowance for Loan Losses (Details 7) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	$ 65	$ 6
Non-Accrual	3,429	4,418
Loans	974,029	865,080
Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	965,831	857,045
30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	4,704	3,611
Commercial, financial, and agricultural
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	0	1
Non-Accrual	982	308
Loans	182,881	149,091
Commercial, financial, and agricultural | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	181,609	148,597
Commercial, financial, and agricultural | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	290	185
Residential real estate | Construction
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	0	0
Non-Accrual	0	0
Loans	18,907	16,895
Residential real estate | Construction | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	18,681	16,895
Residential real estate | Construction | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	226	0
Residential real estate | Mortgages
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	54	0
Non-Accrual	1,888	2,322
Loans	259,900	256,086
Residential real estate | Mortgages | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	254,758	251,253
Residential real estate | Mortgages | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	3,200	2,511
Real estate construction - commercial | Construction
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	0	0
Non-Accrual	50	102
Loans	55,653	33,943
Real estate construction - commercial | Construction | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	55,603	33,776
Real estate construction - commercial | Construction | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	0	65
Real estate construction - commercial | Mortgages
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	0	0
Non-Accrual	420	1,542
Loans	426,470	385,869
Real estate construction - commercial | Mortgages | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	425,260	383,684
Real estate construction - commercial | Mortgages | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	790	643
Installment and other consumer
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	11	5
Non-Accrual	89	144
Loans	30,218	23,196
Installment and other consumer | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	29,920	22,840
Installment and other consumer | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	$ 198	$ 207